Stock-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 30, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value of the stock options granted			$ 0.09					$ 0.1	$ 0.08
Total unrecognized stock-based compensation balance for outstanding awards			$ 15,400			$ 15,400		$ 15,400
Number of shares granted						150,000		27,486,250
Options exercised								0
Share Based Compensation						$ 57
Common Stock, Shares, Issued			462,684,023			462,684,023		462,105,898
Share-Based Payment Arrangement, Expense			$ 0		$ 0	$ 57	$ 0	$ 0	$ 0
Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense			100
Restricted Stock or Unit Expense			$ 1,000
Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exercised				578,125				140,636,592	3,000,000
Number of shares reserved for issuance			208,193,482			208,193,482		205,187,482
Common Stock, Shares, Issued			462,684,023			462,684,023		462,684,023	462,105,898
2019 Shares Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock authorized			488,816,765			488,816,765		367,347,459
Number of shares reserved for issuance			208,193,482			208,193,482		205,187,482
Common Stock, Shares, Issued			122,047,431			122,047,431
Research and Development Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation					$ 14,000			$ 14,000
Share-Based Payment Arrangement, Expense						$ 57	$ 0
IKENA ONCOLOGY INC
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted-average fair value of the stock options granted							$ 13.2	$ 13.56	$ 28.08
Total unrecognized stock-based compensation balance for outstanding awards			$ 1,800			$ 1,800		$ 3,900
Total unrecognized stock-based compensation balance for outstanding awards expected to be recognized period						1 year 9 months 18 days		2 years 2 months 12 days
Number of shares granted			0			0		198,098
Options exercised			0		0	0	0	0
Aggregate intrinsic value of options exercised									$ 100
Share Based Compensation						$ 1,362	$ 3,280	$ 5,295	$ 7,632
Common Stock, Shares, Issued			4,021,458			4,021,458		4,021,458	4,021,458
Share-Based Payment Arrangement, Expense			$ 458		$ 1,279	$ 1,362	3,280	$ 5,295	$ 7,632
IKENA ONCOLOGY INC | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options exercised									2,835
IKENA ONCOLOGY INC | 2021 Stock Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock remain available for future issuance			508,248			508,248		396,148
Number of stock authorized										259,959
Number of shares reserved for issuance	0	160,860
Vesting period						4 years		4 years
Stock option contractual term						10 years		10 years
IKENA ONCOLOGY INC | 2021 Stock Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for issuance percentage of annual increase in number of common stock outstanding						4.00%		4.00%
IKENA ONCOLOGY INC | 2021 Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for issuance percentage of annual increase in number of common stock outstanding								1.00%
Plan effective date								Mar. 30, 2021
Number of shares purchased by employees								0
IKENA ONCOLOGY INC | 2021 Employee Stock Purchase Plan | Common Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock authorized										28,884
IKENA ONCOLOGY INC | Research and Development Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense			$ 45		$ 400	$ 192	$ 1,177	$ 1,655	$ 3,937